Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 10,064,073	$ 8,404,199
Accounts payable and accrued expenses	2,934,050	2,804,289
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	97,469	853,062
Long-term debt	425,793	342,243
Suppliers	325,701	306,547
Accounts payable and accrued expenses	1,305,959	1,156,955
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	891,336	388,439
Long-term debt	432,923	348,518
Later Than One Year And Not Later Than Two Years Member
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	369,518	787,830
Long-term debt	871,003	698,955
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	2,418,340	2,163,132
Long-term debt	2,605,601	2,128,755
Maturities greater than five years
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 11,129,662	$ 9,760,047